Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Class Of Stock [Line Items]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity from March 31, 2023 to December 31, 2023:

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at March 31, 2023	1,451,217	$6.49	$38,327
Options granted	171,257	$1.72	$—
Options cancelled / forfeited	(593,384)	$7.10	$—
Options expired	(333,631)	$7.42	$—
Outstanding at December 31, 2023	695,459	$4.35	$—
Vested and Exercisable at December 31, 2023	381,029	$5.83	$—

The following table summarizes stock option activity for the year ended March 31, 2023:

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at March 31, 2022	1,203,671	$7.36	$71,650
Options granted	255,474	$2.34	$—
Options canceled	(7,928)	$5.66	$—
Options exercised	—	$—	$—
Outstanding at March 31, 2023	1,451,217	$6.49	$38,327
Vested and Exercisable at March 31, 2023	559,685	$7.07	$472

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consisted of the following at December 31, 2023:

Common stock issuable pursuant to options outstanding and reserved under the 2012 Plan	440,591
Common stock reserved under the 2012 Plan	—
Common stock issuable pursuant to options outstanding and reserved under the 2022 Plan	204,868
Common stock reserved under the 2022 Plan	1,643,798
Common stock reserved under the 2023 ESPP	45,000
Common stock reserved under the 2021 Inducement Equity Plan	1,000
Common stock issuable pursuant to restricted stock units outstanding under the 2012 Plan	6,250
Common stock issuable pursuant to restricted stock units outstanding under the 2022 Plan	117,642
Common stock issuable pursuant to options outstanding and reserved under the Inducement Plan	50,000
Total at December 31, 2023	2,509,149

Common stock reserved for future issuance consisted of the following at March 31, 2023:

Common stock issuable pursuant to options outstanding and reserved under the 2012 Plan	1,345,664
Common stock reserved under the 2012 Plan	—
Common stock issuable pursuant to options outstanding and reserved under the 2022 Plan	55,553
Common stock reserved under the 2022 Plan	1,071,471
Common stock reserved under the ESPP	58,426
Common stock reserved under the 2021 Inducement Equity Plan	1,000
Common stock issuable pursuant to restricted stock units outstanding under the 2012 Plan	10,075
Common stock issuable pursuant to restricted stock units outstanding under the 2022 Plan	117,642
Common stock issuable pursuant to options outstanding and reserved under the Inducement Plan	50,000
Total at March 31, 2023	2,709,831

Schedule of Stock-based Compensation Expense

Stock-based compensation expense for all stock-based awards consists of the following (in thousands):

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Research and development	$40	$117	$87	$363
General and administrative	117	427	1,220	1,514
Total	$157	$544	$1,307	$1,877

Stock-based compensation expense for all stock-based awards consists of the following (in thousands):

	Year Ended March 31, 2023	Year Ended March 31, 2022
Research and development	$473	$419
General and administrative	1,904	1,837
Total	$2,377	$2,256

Fair Value of Employee Stock Options	The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Dividend yield	—	—	—	—
Volatility	100.31%	95.93%	98.93%	95.43%
Risk-free interest rate	4.66%	3.97%	4.12%	3.21%
Expected life of options	6.00 years	6.00 years	6.00 years	6.00 years
Weighted average grant date fair value	$1.16	$1.23	$1.38	$1.96
The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	Year Ended March 31, 2023	Year Ended March 31, 2022
Dividend yield	—	—
Volatility	95.53%	95.65%
Risk-free interest rate	3.32%	1.30%
Expected life of options	6.00 years	5.75 years
Weighted average grant date fair value	$1.83	$4.73

Restricted stock units (RSUs) [Member]
Class Of Stock [Line Items]
Summary of Company's RSUs Activity

The following table summarizes the Company’s RSUs activity for the nine months ended December 31, 2023:

	Number of Shares	Weighted Average Price
Unvested at March 31, 2023	127,717	$2.22
Granted	117,642	$1.39
Vested	(121,467)	$1.81
Cancelled / forfeited	—	$—
Unvested at December 31, 2023	123,892	$1.84

The following table summarizes the Company’s RSUs activity for the year ended March 31, 2023:

	Number of Shares	Weighted Average Price
Unvested at March 31, 2022	15,500	$10.58
Granted	117,642	$1.53
Vested	(5,425)	$11.02
Cancelled / forfeited	—	$—
Unvested at March 31, 2023	127,717	$2.22

ESPP Shares [Member]
Class Of Stock [Line Items]
Fair Value of Employee Stock Options	The fair value of ESPP shares was estimated at the purchase period commencement date using the following assumptions:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2023*	December 31, 2022*	December 31, 2023*	December 31, 2022
Dividend yield	—	—	—	—
Volatility	0.00%	0.00%	0.00%	86.58%
Risk-free interest rate	0.00%	0.00%	0.00%	3.34%
Expected term	—	—	—	6 months
Grant date fair value	$—	$—	$—	$0.82

*There were no participants in the 2016 ESPP or the 2023 ESPP for the purchase periods beginning September 1, 2022, March 1, 2023 or September 1, 2023.

The fair value of ESPP shares was estimated at the purchase period commencement date using the following assumptions:

	Year Ended March 31, 2023	Year Ended March 31, 2022*
Dividend yield	—	—
Volatility	86.58%	0.00%
Risk-free interest rate	3.34%	0.00%
Expected term	6 months	—
Grant date fair value	$0.82	$—